Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 7,029	$ 16,166
Trade and other receivables	21,394	12,144
Short-term investments	3,773	5,001
Other current assets	531	293
Total current assets	32,727	33,604
Non-Current
Stream, royalty and other interests	1,781,256	473,651
Investments in associates	27,265	84,589
Investments	126,117	24,056
Other long-term assets	7,412	4,958
Total assets	1,974,777	620,858
Current
Trade and other payables	19,041	7,347
Non-Current
Bank debt	497,500	0
Deferred income tax liabilities	14,784	18,294
Lease liabilities and other	2,047	2,579
Total liabilities	533,372	28,220
— EQUITY
Share capital	1,318,622	694,675
Reserves	24,647	18,903
Retained earnings	98,921	35,569
Accumulated other comprehensive loss	(27,490)	(156,509)
Equity attributable to Sandstorm Gold Ltd.'s shareholders	1,414,700	592,638
Non-controlling interests	26,705
Total liabilities and equity	$ 1,974,777	$ 620,858